Nature of Business and Formation of Genworth - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Mar. 27, 2013	Apr. 02, 2012
Organization and Nature of Operations [Line Items]
Proceeds from sale of business	$ 412	$ 79